Significant Accounting Policies - Long-lived Asset Impairment and Foreign Exchange Gains Losses (Details)		12 Months Ended
	May 24, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policies [Abstract]
Long-lived asset impairments		$ 0	$ 0	$ 0
Foreign exchange gains and (losses)		$ (700,000)	$ (500,000)	$ (3,600,000)
Reverse Stock Split Ratio	0.1